Cover	Oct. 29, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2026
Entity File Number	0-15341
Entity Registrant Name	Donegal Group Inc.
Entity Central Index Key	0000800457
Entity Tax Identification Number	23-2424711
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1195 River Road
Entity Address, Address Line Two	P.O. Box 302
Entity Address, City or Town	Marietta
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17547
City Area Code	(717)
Local Phone Number	426-1931
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Class A Common Stock, $.01 par value
Title of 12(b) Security	Class A Common Stock, $.01 par value
Trading Symbol	DGICA
Security Exchange Name	NASDAQ
Class B Common Stock, $.01 par value
Title of 12(b) Security	Class B Common Stock, $.01 par value
Trading Symbol	DGICB
Security Exchange Name	NASDAQ